Investments - Changes in Available for Sale Securities and Held to Maturity Investments (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Opening balance		€ 91,663	€ 94,826
Additions		25,210	28,884
Amortisation		(192)	(231)
Transfers and reclassifications		7	(92)
Changes in unrealised revaluations	[1]	(1,073)	191
Impairments		(6)	(13)
Reversal of impairments		3
Disposals and redemptions		(35,463)	(31,795)
Exchange rate differences		(1,075)	(107)
Changes in the composition of the group and other changes		(1)
Closing balance		79,073	91,663
Held-to-maturity [member]
Disclosure of financial assets [line items]
Opening balance		8,751	7,826
Additions		3,609	1,731
Amortisation		(46)	(87)
Changes in unrealised revaluations	[1]	(64)	(70)
Disposals and redemptions		(2,675)	(630)
Exchange rate differences		(232)	(19)
Closing balance		9,343	8,751
Other equity securities [member] | Available-for-sale [member]
Disclosure of financial assets [line items]
Opening balance		4,024	4,434
Additions		325	80
Transfers and reclassifications		7	(92)
Changes in unrealised revaluations	[1]	21	363
Impairments		(6)	(13)
Disposals and redemptions		(79)	(682)
Exchange rate differences		(308)	(72)
Changes in the composition of the group and other changes		(1)	6
Closing balance		3,983	4,024
Debt securities [member] | Available-for-sale [member]
Disclosure of financial assets [line items]
Opening balance		78,888	82,566
Additions		21,276	27,073
Amortisation		(146)	(144)
Changes in unrealised revaluations	[1]	(1,030)	(102)
Reversal of impairments		3
Disposals and redemptions		(32,709)	(30,483)
Exchange rate differences		(535)	(16)
Changes in the composition of the group and other changes			(6)
Closing balance		€ 65,747	€ 78,888

[1]	Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss